Other reserves	12 Months Ended
Mar. 31, 2024
Other reserves.
Other reserves

15.         Other reserves

The total share-based payments reserve at March 31, 2024 was approximately €34m (2023: €41m; 2022: €31m). The total cash flow hedge reserve amounted to positive €266m at March 31, 2024 (2023: positive €31m; 2022: positive €1,295m). Further details of the Group’s derivatives are set out in Note 11 of the consolidated financial statements.